OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
Schedule of other liabilities

	Note	2022	2021
Defined benefit plans	27	$20.6	$90.2
Decommissioning obligation		59.0	59.0
Other		44.7	39.1
		$124.3	$188.3